UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Four-in-One Index Fund Semi-Annual Report August 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity 500 Index Fund Institutional Premium Class	48.0	47.8
Fidelity International Index Fund Institutional Premium Class	25.0	25.1
Fidelity U.S. Bond Index Fund Institutional Premium Class	15.0	15.2
Fidelity Extended Market Index Fund Institutional Premium Class	12.0	11.9
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.0%
International Equity Funds	25.0%
Investment Grade Fixed-Income Funds	15.0%

Six months ago
Domestic Equity Funds	59.7%
International Equity Funds	25.1%
Investment Grade Fixed-Income Funds	15.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 85.0%
	Shares	Value
Domestic Equity Funds - 60.0%
Fidelity 500 Index Fund Institutional Premium Class (a)	27,857,985	$2,134,757,428
Fidelity Extended Market Index Fund Institutional Premium Class (a)	9,868,923	534,402,200

TOTAL DOMESTIC EQUITY FUNDS		2,669,159,628

International Equity Funds - 25.0%
Fidelity International Index Fund Institutional Premium Class (a)	30,601,321	1,112,358,031
TOTAL EQUITY FUNDS
(Cost $2,689,371,199)		3,781,517,659

Fixed-Income Funds - 15.0%
Investment Grade Fixed-Income Funds - 15.0%
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)
(Cost $630,374,612)	55,762,894	666,924,211
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,319,745,811)		4,448,441,870
NET OTHER ASSETS (LIABILITIES) - 0.0%		57,258
NET ASSETS - 100%		$4,448,499,128

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Institutional Premium Class	$--	$18,406,648	$42,629,879	$10,319,235	$2,134,757,428
Fidelity 500 Index Fund Investor Class	1,927,439,476	41,170,528	49,557,441	9,819,074	--
Fidelity Extended Market Index Fund Institutional Premium Class	--	1,367,359	21,120,670	--	534,402,200
Fidelity Extended Market Index Fund Investor Class	483,010,980	7,713,883	21,053,357	982,929	--
Fidelity International Index Fund Institutional Premium Class	--	33,189,757	28,079,677	--	1,112,358,031
Fidelity International Index Fund Investor Class	1,011,943,320	25,223,913	39,508,437	1,530,044	--
Fidelity U.S. Bond Index Fund Institutional Premium Class	--	31,303,483	25,406,346	3,081,983	666,924,211
Fidelity U.S. Bond Index Fund Investor Class	611,983,475	43,072,805	8,583,284	4,540,596	--
Total	$4,034,377,251	$201,448,376	$235,939,091	$30,273,861	$4,448,441,870

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $3,319,745,811) — See accompanying schedule		$4,448,441,870
Receivable for investments sold		3,031,774
Receivable for fund shares sold		1,622,501
Receivable from investment adviser for expense reductions		73,994
Total assets		4,453,170,139
Liabilities
Payable for investments purchased	$2,238,201
Payable for fund shares redeemed	2,059,813
Accrued management fee	372,997
Total liabilities		4,671,011
Net Assets		$4,448,499,128
Net Assets consist of:
Paid in capital		$3,321,532,383
Undistributed net investment income		28,449,122
Accumulated undistributed net realized gain (loss) on investments		(30,178,436)
Net unrealized appreciation (depreciation) on investments		1,128,696,059
Net Assets, for 116,493,110 shares outstanding		$4,448,499,128
Net Asset Value, offering price and redemption price per share ($4,448,499,128 ÷ 116,493,110 shares)		$38.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$30,273,861
Expenses
Management fee	$2,157,381
Independent trustees' fees and expenses	9,941
Total expenses before reductions	2,167,322
Expense reductions	(433,862)	1,733,460
Net investment income (loss)		28,540,401
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(4,002,390)
Capital gain distributions from underlying funds	4,330,483
Total net realized gain (loss)		328,093
Change in net unrealized appreciation (depreciation) on underlying funds		452,564,223
Net gain (loss)		452,892,316
Net increase (decrease) in net assets resulting from operations		$481,432,717

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,540,401	$88,417,573
Net realized gain (loss)	328,093	28,788,567
Change in net unrealized appreciation (depreciation)	452,564,223	(489,426,578)
Net increase (decrease) in net assets resulting from operations	481,432,717	(372,220,438)
Distributions to shareholders from net investment income	(1,649,963)	(88,299,886)
Distributions to shareholders from net realized gain	(17,088,902)	(26,529,266)
Total distributions	(18,738,865)	(114,829,152)
Share transactions
Proceeds from sales of shares	275,598,825	701,117,557
Reinvestment of distributions	17,858,814	109,198,620
Cost of shares redeemed	(342,078,437)	(507,546,060)
Net increase (decrease) in net assets resulting from share transactions	(48,620,798)	302,770,117
Total increase (decrease) in net assets	414,073,054	(184,279,473)
Net Assets
Beginning of period	4,034,426,074	4,218,705,547
End of period	$4,448,499,128	$4,034,426,074
Other Information
Undistributed net investment income end of period	$28,449,122	$1,558,684
Shares
Sold	7,504,361	18,857,864
Issued in reinvestment of distributions	487,813	2,956,950
Redeemed	(9,270,104)	(13,768,054)
Net increase (decrease)	(1,277,930)	8,046,760

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Four-in-One Index Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$34.26	$38.45	$36.18	$30.62	$28.20	$28.36
Income from Investment Operations
Net investment income (loss)B	.24	.78	.79	.66	.63	.62
Net realized and unrealized gain (loss)	3.85	(3.97)	2.39	5.63	2.46	(.12)
Total from investment operations	4.09	(3.19)	3.18	6.29	3.09	.50
Distributions from net investment income	(.01)	(.77)	(.78)	(.62)	(.65)	(.64)
Distributions from net realized gain	(.15)	(.24)	(.14)	(.11)	(.02)	(.02)
Total distributions	(.16)	(1.00)C	(.91)D	(.73)	(.67)	(.66)
Net asset value, end of period	$38.19	$34.26	$38.45	$36.18	$30.62	$28.20
Total ReturnE,F	11.96%	(8.47)%	8.88%	20.59%	11.11%	1.94%
Ratios to Average Net AssetsG
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.08%H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.32%H	2.09%	2.14%	1.95%	2.20%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$4,448,499	$4,034,426	$4,218,706	$3,579,065	$2,561,105	$2,356,711
Portfolio turnover rateI	9%H	9%	8%	9%	13%	16%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.00 per share is comprised of distributions from net investment income of $.769 and distributions from net realized gain of $.235 per share.

 D Total distributions of $.91 per share is comprised of distributions from net investment income of $.777 and distributions from net realized gain of $.137 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Fidelity Four-in-One Index Fund (the Fund) is a fund of Fidelity Aberdeen Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund invests in a combination of Fidelity index funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Geode Capital Management, LLC serves as sub-adviser for the underlying stock funds. During the period, certain Underlying Funds incurred name changes. These changes may involve one or more of the following, as applicable: replacing "Spartan" with "Fidelity" or renaming the "Fidelity Advantage Institutional Class" to the "Institutional Premium Class." The names of the Underlying Funds are those in effect at period end.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses due to deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,125,496,328
Gross unrealized depreciation	(23,907,099)
Net unrealized appreciation (depreciation) on securities	$1,101,589,229
Tax cost	$3,346,852,641

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $201,448,376 and $235,939,091, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .10% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. Pursuant to this agreement, FMR pays all expenses of the Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. For the services under the agreement, the investment adviser pays FMR a monthly administration fee equal to the management fee received by the investment adviser, minus an amount equal to an annual rate of .02% of the Funds average net assets. The Fund does not pay any fees for these services.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $6,500.

5. Expense Reductions.

FMR contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .08% of average net assets. This waiver will remain in place through April 30, 2017. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $433,862.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. Various account fees may also be payable to the custodian for certain services. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by these amounts. In addition, the Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. Various account fees may also be payable to the custodian for certain services. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by these amounts. In addition, the Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.08%	$1,000.00	$1,119.60	$.43
Hypothetical-C		$1,000.00	$1,024.80	$.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IDV-SANN-1016
1.728266.117

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 25, 2016